Employee benefit plans - Defined benefit pension plans (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Jan. 01, 2017
Defined benefit pension plans
Benefit obligation	€ 560,439,686		€ 537,787,000
Present Value of Defined Benefit Obligations
Defined benefit pension plans
Benefit obligation	842,601,000	€ 792,739,000	792,739,000	€ 811,935,000
FMCH
Defined benefit pension plans
Company contribution to plan	43,392,635.488378
Expected funding for next fiscal year	1,082,969.43231441
Defined Benefit Pension Plans
Defined benefit pension plans
Defined benefits for future services able to be earned	842,601,000		792,739,000
Benefit obligation			291,256,000
United States | Defined Benefit Pension Plans
Defined benefit pension plans
Defined benefits for future services able to be earned	388,518,000		394,677,000
Benefit obligation	71,031,000		103,519,000
France | Defined Benefit Pension Plans
Defined benefit pension plans
Defined benefits for future services able to be earned	4,626,000		3,995,000
Benefit obligation	14,308,000		12,129,000
France | Defined Benefit Pension Plans | Unfunded Plan
Defined benefit pension plans
Defined benefits for future services able to be earned	9,780,000		8,232,000
Germany | Defined Benefit Pension Plans
Defined benefit pension plans
Defined benefits for future services able to be earned	439,677,000		385,835,000
Benefit obligation	€ 439,677,000		€ 385,835,000